Financial Instruments and Derivatives - Credit Risk (Details) - Credit risk	Dec. 31, 2018	Dec. 31, 2017
Investment grade
Disclosure of credit risk exposure [line items]
Concentration percentage	95.00%
More than 90 days | Trade receivables
Disclosure of credit risk exposure [line items]
Concentration percentage	5.00%	4.00%